Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TARGET PORTFOLIO TRUST
Entity Central Index Key	0000890339
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
PGIM Quant Solutions Mid-Cap Index Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class A
Trading Symbol	TSVAX
Annual or Semi-Annual Statement [Text Block]
This semiannual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2024 to Ja nuary 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class A	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 382,451,367
Holdings Count | Holdings	382
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class C
Trading Symbol	TRACX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class C	$135	2.73%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.73%
Net Assets	$ 382,451,367
Holdings Count | Holdings	382
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 1/31/2025?
Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R
Trading Symbol	TSVRX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R	$64	1.28%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%
Net Assets	$ 382,451,367
Holdings Count | Holdings	382
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?
Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class Z
Trading Symbol	TASVX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class Z	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 382,451,367
Holdings Count | Holdings	382
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R2
Trading Symbol	PSVDX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R2	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Net Assets	$ 382,451,367
Holdings Count | Holdings	382
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?
Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R4
Trading Symbol	PSVKX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R4	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 382,451,367
Holdings Count | Holdings	382
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?
Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	TSVQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R6	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 382,451,367
Holdings Count | Holdings	382
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 382,451,367
Number of fund holdings	382
Portfolio turnover rate for the period	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?
Industry Classification	% of Net Assets
Banks	17.6%
Insurance	4.6%
Biotechnology	4.5%
Software	4.1%
Pharmaceuticals	3.7%
Commercial Services & Supplies	3.6%
Financial Services	3.2%
Electronic Equipment, Instruments & Components	3.1%
Food Products	3.0%
Oil, Gas & Consumable Fuels	2.8%
Passenger Airlines	2.6%
Machinery	2.5%
Health Care Equipment & Supplies	2.5%
Diversified Consumer Services	2.5%
Consumer Finance	2.2%
Hotel & Resort REITs	2.1%
Media	2.0%
Consumer Staples Distribution & Retail	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Trading Companies & Distributors	1.6%
Marine Transportation	1.6%
Chemicals	1.5%
Health Care Providers & Services	1.5%
Building Products	1.4%
Hotels, Restaurants & Leisure	1.4%
Specialty Retail	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Household Durables	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	1.3%
Professional Services	1.2%
Multi-Utilities	1.1%
Construction & Engineering	1.0%
Personal Care Products	1.0%
IT Services	0.9%
Gas Utilities	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	0.9%
Metals & Mining	0.9%
Automobile Components	0.9%
Office REITs	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.8%
Retail REITs	0.6%
Diversified REITs	0.5%
Entertainment	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	2.8%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Core Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class A
Trading Symbol	TPCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 2,167,853,690
Holdings Count | Holdings	1,282
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 2,167,853,690
Number of fund holdings	1,282
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	63.9
AA	5.9
A	11.9
BBB	15.4
BB	0.1
Not Rated	2.9
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Core Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class C
Trading Symbol	TPCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class C	$73	1.45%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
Net Assets	$ 2,167,853,690
Holdings Count | Holdings	1,282
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 2,167,853,690
Number of fund holdings	1,282
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	63.9
AA	5.9
A	11.9
BBB	15.4
BB	0.1
Not Rated	2.9
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Core Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class R
Trading Symbol	TPCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 2,167,853,690
Holdings Count | Holdings	1,282
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025 ?
Fund’s net assets	$ 2,167,853,690
Number of fund holdings	1,282
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	63.9
AA	5.9
A	11.9
BBB	15.4
BB	0.1
Not Rated	2.9
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Core Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class Z
Trading Symbol	TAIBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class Z	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 2,167,853,690
Holdings Count | Holdings	1,282
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 2,167,853,690
Number of fund holdings	1,282
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	63.9
AA	5.9
A	11.9
BBB	15.4
BB	0.1
Not Rated	2.9
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Core Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class R6
Trading Symbol	TPCQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R6	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 2,167,853,690
Holdings Count | Holdings	1,282
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 2,167,853,690
Number of fund holdings	1,282
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	63.9
AA	5.9
A	11.9
BBB	15.4
BB	0.1
Not Rated	2.9
Cash/Cash Equivalents	(0.1)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Corporate Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond Fund
Class Name	Class A
Trading Symbol	PCWAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class A	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 21,328,610
Holdings Count | Holdings	272
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 21,328,610
Number of fund holdings	272
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	8.8
AA	14.7
A	27.8
BBB	46.9
BB	0.1
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Corporate Bond Fund Class C
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond Fund
Class Name	Class C
Trading Symbol	PCWCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class C	$78	1.55%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%
Net Assets	$ 21,328,610
Holdings Count | Holdings	272
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 21,328,610
Number of fund holdings	272
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	8.8
AA	14.7
A	27.8
BBB	46.9
BB	0.1
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Corporate Bond Fund Class R
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond Fund
Class Name	Class R
Trading Symbol	PCWRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class R	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 21,328,610
Holdings Count | Holdings	272
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 21,328,610
Number of fund holdings	272
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	8.8
AA	14.7
A	27.8
BBB	46.9
BB	0.1
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Corporate Bond Fund Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond Fund
Class Name	Class Z
Trading Symbol	TGMBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class Z	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 21,328,610
Holdings Count | Holdings	272
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 21,328,610
Number of fund holdings	272
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	8.8
AA	14.7
A	27.8
BBB	46.9
BB	0.1
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Corporate Bond Fund Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond Fund
Class Name	Class R6
Trading Symbol	PCWQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class R6	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 21,328,610
Holdings Count | Holdings	272
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 21,328,610
Number of fund holdings	272
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	8.8
AA	14.7
A	27.8
BBB	46.9
BB	0.1
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.